Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Treasury Shares	Other equity instruments	Legal reserve	Retained earnings	Fair value financial assets	Hedges	Equity of associates and others	Translation differences	Non-controlling interests
Financial position, beginning balance at Dec. 31, 2015	€ 25,436	€ 15,771	€ 4,975	€ 3,227	€ (1,656)	€ 6,803	€ 984	€ 18,475	€ (53)	€ (231)	€ 36	€ (16,789)	€ 9,665
Profit for the year	2,399	2,369						2,369					30
Other comprehensive income (loss) for the year	3,363	2,285						(267)	62	422	(5)	2,073	1,078
Total comprehensive income (loss) for the year	5,762	4,654						2,102	62	422	(5)	2,073	1,108
Dividends and distribution of profit (Note 15)	(2,930)	(2,406)	137				1	(2,544)					(524)
Net movement in treasury shares	(637)	(637)			(637)
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	(7)												(7)
Capital reduction (Note 15)			(74)		813			(739)
Undated deeply subordinated securities and notes mandatorily convertible (Note 15)	731	745				1,000		(255)					(14)
Translation effect of financial statements in hyperinflation economies	(24)	(24)						(24)
Other movements	54	54						54
Financial position, ending balance at Dec. 31, 2016	28,385	18,157	5,038	3,227	(1,480)	7,803	985	13,928	9	191	31	(11,575)	10,228
Profit for the year	3,378	3,132						3,132					246
Other comprehensive income (loss) for the year	(4,820)	(3,990)						16	65	193	6	(4,270)	(830)
Total comprehensive income (loss) for the year	(1,442)	(858)						3,148	65	193	6	(4,270)	(584)
Dividends and distribution of profit (Note 15)	(2,602)	(2,019)					2	(2,021)					(583)
Net movement in treasury shares	35	35			35
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	1,843	1,194			754			449				(9)	649
Undated deeply subordinated securities and notes mandatorily convertible (Note 15)	725	737	154	1,311		(285)		(443)					(12)
Translation effect of financial statements in hyperinflation economies	(328)	(328)						(328)
Other movements	2	2			3			(1)
Financial position, ending balance at Dec. 31, 2017	26,618	16,920	5,192	4,538	(688)	7,518	987	14,732	74	384	37	(15,854)	9,698
Financial position, ending balance at Jan. 01, 2018	29,229	19,465	5,192	4,538	(688)	7,518	987	14,435	(231)	384	37	(12,707)	9,764
Financial position, beginning balance at Dec. 31, 2017	26,618	16,920	5,192	4,538	(688)	7,518	987	14,732	74	384	37	(15,854)	9,698
Profit for the year	3,950	3,331						3,331					619
Other comprehensive income (loss) for the year	(2,390)	(1,818)						181	(138)	176	7	(2,044)	(572)
Total comprehensive income (loss) for the year	1,560	1,513						3,512	(138)	176	7	(2,044)	47
Dividends and distribution of profit (Note 15)	(2,957)	(2,051)					51	(2,102)					(906)
Net movement in treasury shares	1	1			2			(1)
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	371	232						232					139
Undated deeply subordinated securities and notes mandatorily convertible (Note 15)	(426)	(414)				(22)		(392)					(12)
Translation effect of financial statements in hyperinflation economies	(799)	(799)						(799)
Other movements	1												1
Financial position, ending balance at Dec. 31, 2018	26,980	17,947	€ 5,192	€ 4,538	€ (686)	€ 7,496	€ 1,038	14,885	(369)	€ 560	€ 44	(14,751)	9,033
Adjustment on initial application of new reporting (Note 15)	578	512						817	€ (305)				€ 66
Accounting change impact and initial impact of hyperinflation	€ 2,033	€ 2,033						€ (1,114)				€ 3,147